Business Combination (Details) - Schedule of Pro Forma Information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Pro Forma Information Abstract
Pro forma revenue	$ 175	$ 580
Pro forma net loss	(205,387)	(121,652)
Pro forma net loss attributable to non-redeemable controlling interest	(67,778)	(40,145)
Pro forma net loss attributable to non-redeemable non-controlling interests	$ (137,609)	$ (81,507)